As filed with the Securities and Exchange Commission on September 15, 2017

Securities Act Registration No. 333-187668

Investment Company Act Reg. No. 811-22819

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933☒

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 123	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940☒

Amendment No. 124	☒

(Check appropriate box or boxes.)

___________________________________

ETFis Series Trust I

(Exact Name of Registrant as Specified in Charter)

1540 Broadway, New York, NY 10036

(Address of Principal Executive Offices) (Zip Code)

(212) 593-4383

(Registrant’s Telephone Number, including Area Code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:

Michael D. Mabry, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on September 26, 2017 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Virtus Glovista Emerging Markets ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment No. 111 (“PEA 111”) was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act of 1933 (“Securities Act”) on April 7, 2017 (Accession Number 0000891092-17-003046) relating to the Virtus Glovista Emerging Markets ETF (the “Fund”), a series of ETFis Series Trust I (the “Registrant”), to be effective on June 21, 2017. Post-Effective Amendment No. 113 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on June 20, 2017 (Accession Number 0000891092-17-004559) relating to the Fund to delay the effectiveness of PEA 111 to become effective on July 20, 2017. Post-Effective Amendment No. 115 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on July 19, 2017 (Accession Number 0000891092-17-005190) relating to the Fund to delay the effectiveness of PEA 111 to become effective on August 18, 2017. Post-Effective Amendment No. 117 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on August 17, 2017 (Accession Number 0000891092-17-005924) relating to the Fund to delay the effectiveness of PEA 111 to become effective on September 16, 2017.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act, this Post-Effective Amendment No. 123 (“PEA 123”) to the Registration Statement relating to the Fund is being filed solely for the purpose of delaying the effectiveness of PEA 111 to become effective on September 26, 2017.

Accordingly, the prospectus and statement of additional information of the Fund as filed on Form N-1A (Nos. 333-187668 and 811-22819) in PEA 111 are incorporated herein by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA 123 is intended to become effective on September 26, 2017.

PART C

OTHER INFORMATION

ETFis Series Trust I

Item 28. Exhibits

(a)	(1)	Certificate of Trust of ETFis Series Trust I dated September 20, 2012, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed April 2, 2013
	(2)	Agreement and Declaration of Trust of ETFis Series Trust I dated September 20, 2012, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed April 2, 2013
	(3)	Certificate of Amendment to Certificate of Trust dated September 19, 2013, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed December 24, 2013
(b)	Bylaws of ETFis Series Trust I dated September 20, 2012, incorporated by reference to Registrant’s Registration Statement on Form N-1A, filed April 2, 2013
(c)	Instruments Defining Rights of Security Holders – See relevant portions of Certificate of Trust, Declaration of Trust and Bylaws
(d)	(1)	Investment Advisory Agreement dated June 4, 2015, between ETFis Series Trust I and Virtus ETF Advisers LLC (“Advisory Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No. 48, filed June 8, 2015
	(2)	Amendment to Schedule A to the Advisory Agreement dated November 10, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 100, filed November 21, 2016
	(3)	Sub-Advisory Agreement among ETFis Series Trust I, Virtus ETF Advisers LLC and Tuttle Tactical Management, LLC, on behalf of Tuttle Tactical Management U.S. Core ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed October 10, 2014
	(4)	Sub-Advisory Agreement dated August 1, 2014, among ETFis Series Trust I, Virtus ETF Advisers LLC and Infrastructure Capital Advisors, LLC, on behalf of InfraCap MLP ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 13, filed October 17, 2014
	(5)	Sub-Advisory Agreement dated December 1, 2014, among ETFis Series Trust I, Virtus ETF Advisers LLC and LifeSci Index Partners, LLC, on behalf of BioShares Biotechnology Products Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed December 19, 2014
	(6)	Sub-Advisory Agreement dated December 1, 2014, among ETFis Series Trust I, Virtus ETF Advisers LLC and LifeSci Index Partners, LLC, on behalf of BioShares Biotechnology Clinical Trials Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 18, filed December 19, 2014
	(7)	Sub-Advisory Agreement dated May 4, 2015, among ETFis Series Trust I, Virtus ETF Advisers LLC and Tuttle Tactical Management, LLC, on behalf of Tuttle Tactical Management Multi-Strategy Income ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 39, filed May 4, 2015
	(8)	Sub-Advisory Agreement dated May 8, 2015, among ETFis Series Trust I, Virtus ETF Advisers LLC and Newfleet Asset Management, LLC, on behalf of Virtus Newfleet Multi-Sector Unconstrained Bond ETF, incorporated by reference to Registrant’s Post-Effective Amendment No 41, filed May 8, 2015
	(9)	Sub-Advisory Agreement dated August 5, 2015, among ETFis Series Trust I, Virtus ETF Advisers LLC and W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, on behalf of Reaves Utilities ETF, incorporated by reference to Registrant’s Post-Effective Amendment No 58, filed August 21, 2015
	(10)	Sub-Advisory Agreement dated December 3, 2015, among ETFis Series Trust I, Virtus ETF Advisers LLC and Bramshill Investments, LLC, on behalf of AltShares Long/Short High Yield Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 78, filed December 8, 2015
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	(11)	Sub-Advisory Agreement dated December 3, 2015, among ETFis Series Trust I, Virtus ETF Advisers LLC and Cumberland Advisors, Inc., on behalf of Cumberland Municipal Bond ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 79, filed December 8, 2015
	(12)	Sub-Advisory Agreement dated August 16, 2016, among ETFis Series Trust I, Virtus ETF Advisers LLC and iSectors, LLC, on behalf of iSectors Post-MPT Growth ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 99, filed August 25, 2016
	(13)	Sub-Advisory Agreement dated November 10, 2016, among ETFis Series Trust I, Virtus ETF Advisers LLC and Infrastructure Capital Advisors, LLC, on behalf of InfraCap REIT Preferred ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 100, filed November 21, 2016
(e)	(1)	Distribution Agreement dated February 10, 2016, between ETFis Series Trust I and ETF Distributors LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 41, filed May 8, 2015
(f)	Not Applicable
(g)	(1)	Custody Agreement dated December 6, 2013, between ETFis Series Trust I and The Bank of New York Mellon (“Custody Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No 58, filed August 21, 2015
	(2)	Amendment dated October 8, 2015 to the Custody Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 78, filed December 8, 2015
(h)	(1)	Fund Administration and Accounting Agreement dated December 6, 2013, between ETFis Series Trust I and The Bank of New York Mellon (“Fund Administration and Accounting Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No 58, filed August 21, 2015
	(2)	Amendment dated September 21, 2015 to the Fund Administration and Accounting Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 70, filed October 16, 2015
	(3)	Amendment dated October 8, 2015 to the Fund Administration and Accounting Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 78, filed December 8, 2015
	(4)	Transfer Agency and Service Agreement dated December 6, 2013, between ETFis Series Trust I and The Bank of New York Mellon (“Transfer Agency and Service Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No 58, filed August 21, 2015
	(5)	Amendment dated September 21, 2015 to the Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 70, filed October 16, 2015
	(6)	Amendment dated October 8, 2015 to the Transfer Agency and Service Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 78, filed December 8, 2015
	(7)	Form of Authorized Participant Agreement between ETF Distributors LLC, The Bank of New York Mellon and Authorized Participants, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed December 24, 2013
	(8)	Administrative Services Agreement dated August 6, 2013, between ETFis Series Trust I and Virtus ETF Solutions LLC (“Administrative Services Agreement”), incorporated by reference to Registrant’s Post-Effective Amendment No 41, filed May 8, 2015
	(9)	First Amendment to the Administrative Services Agreement dated August 21, 2015, on behalf of Reaves Utilities ETF, incorporated by reference to Registrant’s Post-Effective Amendment No 58, filed August 21, 2015
	(10)	Second Amendment to the Administrative Services Agreement dated September 18, 2015, on behalf of The Credit Strategist High Yield Opportunities Fund, incorporated by reference to Registrant’s Post-Effective Amendment No. 65, filed September 18, 2015
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	(11)	Third Amendment to the Administrative Services Agreement dated October 16, 2015, on behalf of ActiveAlts Contrarian ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 70, filed October 16, 2015
	(12)	Fourth Amendment to the Administrative Services Agreement dated December 8, 2015, on behalf of AltShares Long/Short High Yield Fund and Cumberland Municipal Bond ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 78, filed December 8, 2015
	(13)	Fifth Amendment to the Administrative Services Agreement dated February 29, 2016, on behalf of iSectors Post-MPT Growth ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 90, filed March 1, 2016
	(14)	Sixth Amendment to the Administrative Services Agreement dated July 8, 2016, on behalf of Telsey Millennial Consumer ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 91, filed July 8, 2016
	(15)	Expense Limitation Agreement dated May 8, 2015, between ETFis Series Trust I, on behalf of Virtus Newfleet Multi-Sector Unconstrained Bond ETF, and Etfis Capital LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 41, filed May 8, 2015
	(16)	Expense Limitation Agreement dated December 3, 2015, between ETFis Series Trust I, on behalf of AltShares Long/Short High Yield Fund, and Bramshill Investments, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 78, filed December 8, 2015
	(17)	Expense Limitation Agreement dated December 8, 2015, between ETFis Series Trust I, on behalf of Cumberland Municipal Bond ETF, and Virtus ETF Advisers LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 79, filed December 8, 2015
(i)	(1)	Legal Opinion of Kilpatrick Townsend & Stockton LLP, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed December 24, 2013
	(2)	Legal Opinion of Kilpatrick Townsend & Stockton LLP with respect to Telsey Millennial Consumer ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 91, filed July 8, 2016
	(3)	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to InfraCap REIT Preferred ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 100, filed November 21, 2016
	(4)	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to Virtus Glovista Emerging Markets ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 111, filed April 7, 2017
	(5)	Legal Opinion of Stradley Ronon Stevens & Young, LLP with respect to Virtus WMC Global Factor Opportunities ETF, incorporated by reference to Registrant’s Post-Effective Amendment No. 112, filed May 22, 2017
(j)	Not applicable
(k)	Not applicable
(l)	Form of Initial Share Purchase Agreement, incorporated by reference to Registrant’s Pre-Effective Amendment No. 1, filed December 24, 2013
(m)	Distribution and Service Plan for ETFis Series Trust I dated May 5, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 91, filed July 8, 2016
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(n)	Not applicable
(o)	Reserved
(p)	(1)	Code of Ethics of the ETFis Series Trust I, incorporated by reference to Registrant’s Post-Effective Amendment No. 100, filed November 21, 2016
	(2)	Code of Ethics of ETF Distributors LLC, Virtus ETF Advisers LLC, and Newfleet Asset Management, LLC, dated June 30, 2016, incorporated by reference to Registrant’s Post-Effective Amendment No. 100, filed November 21, 2016
	(3)	Code of Ethics of Infrastructure Capital Advisors, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 6, filed August 1, 2014
	(4)	Code of Ethics of Tuttle Tactical Management, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed October 10, 2014
	(5)	Code of Ethics of LifeSci Index Partners, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 15, filed November 28, 2014
	(6)	Code of Ethics of W. H. Reaves & Co., Inc. d/b/a Reaves Asset Management, incorporated by reference to Registrant’s Post-Effective Amendment No. 31, filed March 12, 2015
	(7)	Code of Ethics of Bramshill Investments, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 78, filed December 8, 2015
	(8)	Code of Ethics of Cumberland Advisors, Inc., incorporated by reference to Registrant’s Post-Effective Amendment No. 79, filed December 8, 2015
	(9)	Code of Ethics of iSectors®, LLC, incorporated by reference to Registrant’s Post-Effective Amendment No. 90, filed March 1, 2016
(q)	Powers of Attorney, incorporated by reference to Registrant’s Post-Effective Amendment No. 11, filed October 10, 2014

Item 29. Persons Controlled By or Under Common Control with Registrant

No person is controlled by or under common control with the Registrant.

Item 30. Indemnification

Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any Trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.

Reference is made to Article IX of the Registrant’s Agreement and Declaration of Trust, which is incorporated by reference herein. The general effect of the indemnification available to an officer or Trustee may be to reduce the circumstances under which the officer or Trustee is required to bear the economic burden of liabilities and expenses related to actions taken by the individual in his or her capacity as an officer or Trustee.

The Registrant (sometimes referred to as the “Trust”) is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer or employee of the Trust, including, without limitation, persons who serve at the request of the Trust as directors, Trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”). Each Covered Person is indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably

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incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been such a director, Trustee, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. This indemnification is subject to the following conditions:

No indemnification is provided to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification under the Agreement and Declaration of Trust may be insured against by policies maintained by the Trust; are severable; will not affect any other rights to which any Covered Person is entitled; will continue as to a person who has ceased to be a Covered Person; and will inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained in the Agreement and Declaration of Trust will affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he or she is not entitled to indemnification.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to Trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the Shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31. Business and Other Connections of the Investment Adviser and Sub-Advisers

The description of the Adviser is found under the caption “Management of the Fund - Investment Adviser” in the Prospectus and under the caption “Management Services - Adviser” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement, which are incorporated by reference herein. The Adviser may provide investment advisory services to other persons or entities other than the Registrant.

The information as to the directors and officers of Virtus ETF Advisers LLC set forth in the Virtus ETF Advisers LLC’s Form ADV filed with the SEC (Reference No. 801-78585) and amended through the date hereof is incorporated herein by reference.

The information as to the directors and officers of Infrastructure Capital Advisors, LLC set forth in Infrastructure Capital Advisors, LLC’s Form ADV filed with the SEC (Reference No. 801-79940) and amended through the date hereof is incorporated herein by reference.

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The information as to the directors and officers of Tuttle Tactical Management, LLC set forth in Tuttle Tactical Management, LLC’s Form ADV filed with the SEC (Reference No. 801-76982) and amended through the date hereof is incorporated herein by reference.

The information as to the directors and officers of LifeSci Index Partners, LLC set forth in LifeSci Index Partners, LLC’s Form ADV filed with the SEC (Reference No. 801-80539) and amended through the date hereof is incorporated herein by reference.

The information as to the directors and officers of Newfleet Asset Management, LLC set forth in Newfleet Asset Management, LLC’s Form ADV filed with the SEC (Reference No. 801-51559) and amended through the date hereof is incorporated herein by reference.

The information as to the directors and officers of W. H. Reaves & Co. set forth in W. H. Reaves & Co.’s Form ADV filed with the SEC (Reference No. 801-13457) and amended through the date hereof is incorporated herein by reference.

The information as to the directors and officers of Bramshill Investments, LLC set forth in Bramshill investments’ Form ADV filed with the SEC (Reference No. 801-74578) and amended through the date hereof is incorporated herein by reference.

The information as to the directors and officers of Cumberland Advisors, Inc. set forth in Cumberland Advisors, Inc.’s Form ADV filed with the SEC (Reference No. 801-55344) and amended through the date hereof is incorporated herein by reference.

The information as to the directors and officers at iSectors®, LLC, set forth in iSectors®, LLC’s Form ADV filed with the SEC (Reference No. 801-69601) and amended through the date hereof is incorporated herein by reference.

Item 32. Principal Underwriters

(a) ETF Distributors LLC (the “Distributor”) acts as the distributor for each series of the Registrant and each series of Virtus ETF Trust II.

(b) The directors and officers of the Distributor are as follows:

Name*	Positions with the Distributor	Positions with Trust
Michael A. Angerthal	Executive Vice President	n/a
George R. Aylward	Executive Vice President	Trustee
Matthew Brown	President	n/a
Kevin J. Carr	Assistant Secretary	n/a
Mark S. Flynn	General Counsel and Secretary	n/a
Brinton Frith	Senior Vice President	Treasurer and Chief Financial Officer
David G. Hanley	Treasurer	n/a
David Martin	Vice President and Chief Compliance Officer	n/a
Mardelle Peña	Executive Vice President	n/a
William J. Smalley	Executive Vice President	President, Chief Executive Officer, Secretary

*        The principal business address for each of the above directors and executive officers is: 1540 Broadway, New York, NY 10036.

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(c) During the Registrant’s most recent fiscal year, the Distributor did not receive any net underwriting discounts or commissions, compensation on redemptions and repurchases, brokerage commissions or other compensation.

Item 33. Location of Accounts and Records

All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following locations:

Virtus ETF Advisers LLC

1540 Broadway, 16th Floor

New York, NY 10036

The Bank of New York Mellon

101 Barclay Street

New York, NY 10007

ETF Distributors LLC

1540 Broadway, 16th Floor

New York, NY 10036

Infrastructure Capital Advisors, LLC

1325 Avenue of the Americas

New York, NY 10019

Tuttle Tactical Management, LLC

155 Lockwood Road

Riverside, CT 06878

LifeSci Index Partners, LLC

250 West 55th Street, Suite 16B

New York, NY 10019

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, CT 06103

W. H. Reaves & Co., Inc.

10 Exchange Place, 18th Floor

Jersey City, NJ 07302

Bramshill Investments, LLC

411 Hackensack Avenue

Hackensack, NJ 07601

Cumberland Advisors, Inc.

One Sarasota Tower

2 N. Tamiami Trail, Suite 303

Sarasota, FL 34236

iSectors®, LLC

W6240 Communication Court

Appleton, WI 54914

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 15th day of September, 2017.

ETFIS SERIES TRUST I
(Registrant)

By:	/s/ William J. Smalley
William J. Smalley, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

Name	Title	Date
/s/ William J. Smalley William J. Smalley	Trustee, President (Principal Executive Officer)	September 15, 2017
/s/ Brinton Frith Brinton Frith	Treasurer (Principal Financial Officer)	September 15, 2017
/s/ Stephen G. O’Grady* Stephen G. O’Grady	Trustee	September 15, 2017
/s/ James Simpson* James Simpson	Trustee	September 15, 2017
/s/ Robert S. Tull* Robert S. Tull	Trustee	September 15, 2017
Myles J. Edwards	Trustee
* By: /s/ William J. Smalley William J. Smalley, Attorney-in-fact		September 15, 2017

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Exhibit Index

None